Revenue from Contract with Customer Revenue from Contract with Customer (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Goods or services, Nature, timing of satisfying the performance obligations, and significant payment terms

Goods or services	Nature, timing of satisfying the performance obligations, and significant payment terms

New systems (established technologies)
New systems sales include i-line, KrF, ArF, ArFi and EUV related systems, along with the related factory options ordered with the base system, as well as metrology and inspection systems. Prior to shipment, the majority of our systems undergo a Factory Acceptance Test (FAT) in our cleanroom facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system meets its standard specifications and any additional technical and performance criteria agreed with the customer. A system is shipped only after all contractual specifications are met or discrepancies from agreed upon specifications are waived and customer signoff is received for delivery. Each system’s performance is re-tested through a Site Acceptance Test (SAT) after installation at the customer site. We have never failed to successfully complete installation of a system at a customer’s premises; therefore, acceptance at FAT is considered to be proven for established technologies with a history of successful customer acceptances at SAT (equal or better than FAT).

Transfer of control of a system undergoing FAT, and recognition of revenue related to this system, will occur upon delivery of the system, depending on the Incoterms.
Transfer of control of a system not undergoing a FAT, and recognition of revenue related to this system, will occur upon customer acceptance of the system at SAT.

Used systems
We have no repurchase commitments in our general sales terms and conditions, however from time to time we repurchase systems that we have manufactured and sold and, following refurbishment, will resell to other customers. This repurchase decision is mainly driven by market demand expressed by other customers and less frequently by explicit or implicit contractual arrangements relating to the initial sale. We consider reasonable offers from any vendor, including customers, to repurchase used systems that we can refurbish, resell, and install as part of our normal business operations.

Transfer of control of the sale of the repurchased and refurbished systems, and related revenue recognition, will occur either upon delivery of the system to the carrier or upon arrival of the system to the customer’s loading dock, depending on the Incoterms and if a FAT was performed prior to shipment. If no FAT was performed, then transfer of control will be upon customer acceptance at SAT. If a FAT was performed, then transfer of control will be upon customer acceptance at FAT, refer to "New systems (established technologies)".

Field upgrades and options (system enhancements)
Field upgrades and options mainly relate to goods and services that are delivered for systems already installed in the customer factories. Certain upgrades require significant installation efforts, enhancing an asset the customer controls, therefore resulting in transfer of control over the period of installation, measured using the cost incurred method which is estimated using labor hours, as this best depicts the satisfaction of our obligation in transferring control. The options and other upgrades that do not require significant installation effort transfer control upon delivery, depending on the Incoterms.

As long as we are not able to make a reliable estimate of the total efforts needed to complete the upgrade, we only recognize revenue to cover costs incurred. Margin will be realized at the earlier of us being able to make a reliable estimate or completion of the upgrade.

New product introduction
New product introductions are typically newly developed options to be used within our systems. Transfer of control and revenue recognition for new product introductions occurs upon customer acceptance (generally at SAT). Once there is an established history of successful installation and customer acceptance, revenue will be recognized consistent with other systems and goods after transfer of control.

Installation
Installation is provided within the selling price of a system. Installation is considered to be distinct as it does not significantly modify the system being purchased and the customer or a third party could be capable of performing the installation themselves if desired. Transfer of control takes place over the period of installation from delivery through SAT, measured on a straight-line basis, as our performance is satisfied evenly over this period of time.

As long as we are not able to make a reliable estimate of the total efforts needed to complete the installation, we only recognize revenue to cover costs incurred. Margin will be realized at the earlier of us being able to make a reliable estimate or installation completion.

Warranties
We provide standard warranty coverage on our systems for 12 months and on certain optic parts for 60 months, providing labor and non-consumable parts necessary to repair our systems during these warranty periods. These standard warranties cannot be purchased and do not provide a service in addition to the general assurance the system will perform as promised. As a result, no revenue is allocated to these standard warranties.

Both the extended and enhanced (optic) warranties on our systems are accounted for as a separate performance obligation, with transfer of control taking place over the warranty period, measured on a straight-line basis, as this is a stand-ready obligation.

Time-based licenses and related service
Time-based licenses relate to software licenses and the related service which are sold for a period of time. The licenses and the related service are not considered to be individually distinct and the transfer of control takes place over the license term, measured on a straight-line basis, as our performance is satisfied evenly over this period of time. Payments are made in installments throughout the license term.

Goods or services	Nature, timing of satisfying the performance obligations, and significant payment terms
Application projects
Application projects are node transition and consulting projects which at times may be provided as free service within a volume purchase agreement. Measuring satisfaction of this performance obligation is performed through an input method based on the labor hours expended relative to the estimated total labor hours as this best depicts the transfer of control of these kind of services.

As long as we are not able to make a reliable estimate of the total efforts needed to complete these kind of projects, we only recognize revenue to cover costs incurred. Margin will be realized at the earlier of us being able to make a reliable estimate or project completion.

Service contracts
Service contracts are entered into with our customers to support our systems used in their ongoing operations during the systems lifecycle, typically in the form of full-service agreements, limited manpower agreements, other labor agreements, parts availability or parts usage agreements. These services are typically for a specified period of time. Control transfers over this period of time, measured on a straight-line basis, as these are stand-ready obligations, with an exception for the labor hour pool service contracts for which we recognize revenue in line with invoicing, using the practical expedient in ASC 606-10-55-18. Invoicing is typically performed monthly or quarterly throughout the service period, typically payable within 15-45 days.

Billable parts and labor
Billable labor represents maintenance services to our systems installed in the customer’s factories while in operation, through purchase orders from our customer. Control over these services is transferred to the customer upon receipt of customer sign-off.

Billable parts represent spare parts including optical components relating to our systems installed in the customer’s factories while in operation, through purchase orders from our customer.
Billable parts can be:
• Sold as direct spare parts, for which control transfers upon the relevant Incoterms; or
• Sold as part of maintenance services, for which control transfers upon receipt of customer sign-off.

Field projects (relocations)
Field projects represent mainly relocation services. Measuring satisfaction of this performance obligation is performed through an input method based on the labor hours expended relative to the estimated total labor hours as this best depicts the transfer of control of our service.

OnPulse Maintenance
OnPulse maintenance services are provided over a specified period of time on our light source systems. Payment is determined by the amount of pulses counted from each light source system, which is variable. Invoicing is monthly based on the pulses counted. Revenue is recognized in line with invoicing using the practical expedient in ASC 606-10-55-18.

Schedule of Net System Sales in Units
Net system sales per technology were as follows:

Year ended December 31	Net system sales in units	Net system sales in € millions

2019
EUV	26	2,799.7
ArFi	82	4,707.7
ArF dry	22	401.2
KrF	65	679.7
i-line	34	133.5
Metrology & Inspection	115	274.4
Total	344	8,996.2

2018
EUV	18	1,880.1
ArFi	86	4,806.9
ArF dry	16	274.3
KrF	78	860.1
i-line	26	98.6
Metrology & Inspection	114	339.1
Total	338	8,259.1

2017
EUV	11	1,084.2
ArFi	76	4,028.7
ArF dry	13	186.4
KrF	71	743.5
i-line	26	99.7
Metrology & Inspection	95	281.9
Total	292	6,424.4

Net system sales per end-use were as follows:

Year ended December 31	Net system sales in units	Net system sales in € millions

2019
Logic	238	6,565.3
Memory	106	2,430.9
Total	344	8,996.2

2018
Logic	125	3,713.7
Memory	213	4,545.4
Total	338	8,259.1

2017
Logic	145	3,456.7
Memory	147	2,967.7
Total	292	6,424.4

Changes in Contracts with Customer, Asset and Liability
Significant changes in the contract assets and the contract liabilities balances during the periods are as follows.

Year ended December 31	2018		2019
(in millions)	€		€

	Contract Assets	Contract Liabilities	Contract Assets	Contract Liabilities
Balance at beginning of the year	270.4	2,152.0	95.9	2,953.2
Transferred to receivables from contract assets from the beginning of the period	(456.2)	—	(167.4)	—
Revenues recognized during the year, to be invoiced	192.3	—	68.7	—
Revenue recognition that was included in the contract liability balance at the beginning of the period	—	(1,306.3)	—	(1,528.4)
Changes as a result of cumulative catch-up adjustments arising from changes in estimates	—	(64.4)	—	(133.4)
Remaining performance obligations for which considerations have been received	—	2,082.5	—	2,760.8
Transfer between contract assets and liabilities	89.4	89.4	233.8	233.8
Total	95.9	2,953.2	231.0	4,286.0